Significant accounting policies - Net income (loss) per share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Line Items]
Net loss			$ (15,671)	$ (15,671)
HORIZON SPACE ACQUISITION II CORP
Accounting Policies [Line Items]
Net loss	$ (29,122)	$ 472,592			$ 1,809,006	$ 142,877
Accretion of carrying value to redemption value	(435,783)	(726,071)			(3,579,530)	(344,530)
Net loss including accretion of carrying value of redemption value	$ (464,905)	$ (253,479)			$ (1,770,524)	$ (2,912,336)